SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure for reconciliation of lease liabilities on adoption of IFRS 16 [Table Text Block]
Reconciliation of lease liabilities on adoption of IFRS 16

Operating lease obligations as at December 31, 2018	$2,840
Non-lease components	(942)
Foreign exchange differences	(18)
Other	(1)
Undiscounted Lease Liability	1,879
Effect from discounting at Incremental Borrowing Rate	(457)
Lease obligation as at January 1, 2019	$1,422